AUTHORISATION FOR ISSUE	6 Months Ended
Jun. 30, 2024
Disclosure Of Authorisation For Issue [Abstract]
AUTHORISATION FOR ISSUE
18.	AUTHORISATION FOR ISSUE
These Group consolidated condensed interim financial statements were authorised for issue by the Board of Directors on September 30, 2024.